Cover	Jan. 10, 2023
Document Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 10, 2023
Entity Registrant Name	BLADE AIR MOBILITY, INC.
Entity Incorporation, State or Country Code	DE
Contained File Information, File Number	001-39046
Entity Tax Identification Number	84-1890381
Entity Address, Address Line One	55 Hudson Yards, 14th Floor
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10001
City Area Code	212
Local Phone Number	967-1009
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Central Index Key	0001779128
Amendment Flag	false
Common Stock
Document Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.0001 per share
Trading Symbol	BLDE
Security Exchange Name	NASDAQ
Warrants to purchase shares of common stock
Document Information [Line Items]
Title of 12(b) Security	Warrants, each exercisable for one share of Common Stock at a price of $11.50
Trading Symbol	BLDEW
Security Exchange Name	NASDAQ